Financial instruments	12 Months Ended
Dec. 31, 2025
DisclosureOfFinancialRiskAbstract [Abstract]
Disclosure of financial risk management [text block]	D.2. Capital and financial risk management information
D.2.1. Capital management information
In order to maintain or adjust the capital structure, Sanofi can adjust the amount of dividends paid to shareholders, repurchase its own shares, issue new shares, or issue securities giving access to its capital.
The following objectives are defined under the terms of Sanofi’s share repurchase programs:
•the implementation of any stock option plan giving entitlement to purchase shares in the Sanofi parent company (see Note D.15.);
•the allotment or sale of shares to employees under statutory profit sharing schemes and employee savings plans;
•the consideration-free allotment of shares (i.e. restricted share plans) (see Note D.15.);
•the cancellation of some or all of the repurchased shares (see Note D.15.);
•market-making in the secondary market by an investment services provider under a liquidity contract in compliance with the ethical code recognized by the Autorité des marchés financiers (AMF);
•the delivery of shares on the exercise of rights attached to securities giving access to the capital by redemption, conversion, exchange, presentation of a warrant or any other means;
•the delivery of shares (in exchange, as payment, or otherwise) in connection with mergers and acquisitions;
•the execution by an investment services provider of purchases, sales or transfers by any means, in particular via off-market trading; or
•any other purpose that is or may in the future be authorized under the applicable laws and regulations.
Sanofi is not subject to any constraints on equity capital imposed by third parties.
Sanofi defines “Net debt” as (i) the sum of short-term debt, long-term debt and interest rate derivatives and currency derivatives used to hedge debt, minus (ii) the sum of cash and cash equivalents and interest rate derivatives and currency derivatives used to hedge cash and cash equivalents (see Note D.17.).
D.2.2. Financial risk management
Credit risk
Credit risk is the risk that customers (wholesalers, distributors, pharmacies, hospitals, clinics or government agencies) may fail to pay their debts; for Sanofi, that risk is mainly concentrated on amounts receivable from wholesalers in the US. Sanofi manages credit risk by vetting customers in order to set credit limits and risk levels, and asking for guarantees or insurance where necessary; performing controls; and monitoring qualitative and quantitative indicators of accounts receivable balances, such as the period of credit taken and overdue payments.
Sales generated by Sanofi with its biggest customers are disclosed in Note D.35.
Market risks
Please refer to "Item 11. Quantitative and Qualitative Disclosures about Market Risk" of this Annual Report on Form 20-F, and to
Notes D.17 and D.20. below.